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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  [_]; Amendment Number:
                                                ----------

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick         Minneapolis, Minnesota   November 10, 2008
------------------------------   ----------------------   -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         26
Form 13F Information Table Value Total:   $598,398
                                        (thousands)


List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                       2

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
                                                                                      VOTING AUTHORITY
                                                       VALUE   SH OR PRN  INV OTHER -------------------
NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x $1,000)   AMOUNT  DISC  MGR    SOLE  SHARED NONE
-------------------------- -------------- --------- ---------- --------- ---- ----- ------- ------ ----
3M CO                      COM            88579Y101      30770   450440  SOLE  N/A   450440
ARCHER DANIELS MIDLAND CO  COM            039483102      24124  1101064  SOLE  N/A  1101064
BARRICK GOLD CORP          COM            067901108        320     8721  SOLE  N/A     8721
BRUSH ENGINEERED MATLS INC COM            117421107      19395  1044439  SOLE  N/A  1044439
CEMEX SAB DE CV            SPON ADR NEW   151290889      22865  1327789  SOLE  N/A  1327789
CHESAPEAKE ENERGY CORP     COM            165167107      34050   949535  SOLE  N/A   949535
DAKTRONICS INC             COM            234264109      11239   674617  SOLE  N/A   674617
DIEBOLD INC                COM            253651103      24059   726641  SOLE  N/A   726641
DYNEGY INC DEL             CL A           26817G102       5845  1632798  SOLE  N/A  1632798
ENCANA CORP                COM            292505104      33445   508821  SOLE  N/A   508821
FEDEX CORP                 COM            31428X106      18302   231550  SOLE  N/A   231550
GOLDCORP INC NEW           COM            380956409      40772  1289032  SOLE  N/A  1289032
INGERSOLL-RAND COMPANY LTD CL A           G4776G101      16781   538385  SOLE  N/A   538385
ITT CORP NEW               COM            450911102      27839   500605  SOLE  N/A   500605
KRAFT FOODS INC            CL A           50075N104      35898  1096109  SOLE  N/A  1096109
MDU RES GROUP INC          COM            552690109      31485  1085705  SOLE  N/A  1085705
NEWMONT MINING CORP        COM            651639106      24685   636857  SOLE  N/A   636857
PRIDE INTL INC DEL         COM            74153Q102      29505   996447  SOLE  N/A   996447
REGIS CORP MINN            COM            758932107      22839   830521  SOLE  N/A   830521
SECURE COMPUTING CORP      COM            813705100      11085  2022890  SOLE  N/A  2022890
SIEMENS A G                SPONSORED ADR  826197501      25154   267906  SOLE  N/A   267906
SONY CORP                  ADR NEW        835699307      17039   551953  SOLE  N/A   551953
TEREX CORP NEW             COM            880779103      23044   755038  SOLE  N/A   755038
URS CORP NEW               COM            903236107      31674   863759  SOLE  N/A   863759
WABTEC CORP                COM            929740108      35922   701189  SOLE  N/A   701189
WELLS FARGO & CO NEW       COM            949746101        262     6970  SOLE  N/A     6970